Description of Business and Summary of Significant Accounting Policies - Summary Of Disaggregation Of Revenue by Major Source (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net earned premium	$ 10.2	$ 2.5	$ 19.0	$ 4.0	$ 17.1	$ 0.0
MGA commissions, net					12.4	20.1
Agency Commission Net					10.0	6.6
Policy fees					4.3	2.8
Claims processing fees					4.7	2.2
Other revenue					2.0	0.8
Net investment income	0.1	0.2	0.2	0.6	1.1	2.2
Total revenue, net	$ 20.9	$ 11.9	$ 37.9	$ 22.2	$ 51.6	$ 34.7